Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible assets

Intangible assets consist of the following:

	As of December 31,
	2019	2020
Cost:
Computer software	22,615	23,189
Developed technologies	117	117
Customer relationship	1,103	2,135
Brand name	-	1,162
Contract backlog	610	610
Advertising contract	-	53,287
Total cost	24,445	80,500
Less: Accumulated amortization	(19,910)	(24,095)
Exchange differences	(117)	26
Intangible assets, net	4,418	56,431

Summary of Amortization Expense Recognized

Amortization expense recognized for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	For the years ended December 31,
	2018	2019	2020
Cost of revenues	4,147	4,771	4,187
Research and development	1	1	-
Sales and marketing expenses	3	-	-
General and administrative expenses	16	2	2
	4,167	4,774	4,189

Summary of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the next five years as of December 31, 2020 is:

Amortization expense of intangible assets
2021	16,963
2022	11,622
2023	11,449
2024	11,068
2025 onwards	5,329
56,431